Taxes on Income (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Carryforward tax losses	$ 10,591	$ 11,892
Research and development credit	1,120	601
Accrued social benefits and other	909	683
Deferred tax assets, gross	12,620	13,176
Less - valuation allowance	(12,620)	(13,176)
Net deferred tax assets